Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Receivables/ (Payables) to Affiliates	The Company reported the following receivables/ (payables) to affiliates as of December 31, 2014:

Resolution	$(4,509,447)
Lanis	$(1,563,783)

Predecessor
Schedule of Ceded Reinsurance Agreements Reported in Statements of Operations and Comprehensive Income

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income.

($ in thousands)	Period from January 1, 2014 through March 31, 2014	2013	2012
Premiums and contract charges	$244,797	$962,576	$908,459
Interest credited to contractholder funds, contract benefits and expenses	336,122	1,505,010	1,369,305